PLANT, EQUIPMENT AND MINING PROPERTIES (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
COST
Beginning balance	$ 55,039	$ 44,766
Additions / Transfers	3,289	10,662
Disposals	(4,178)	(33)
Effect of movements in exchange rates	112	(356)
Ending balance	54,262	55,039
ACCUMULATED DEPLETION AND DEPRECIATION
Beginning balance	16,296	12,608
Additions / Transfers	4,407	3,796
Disposals	(2,130)
Effect of movements in exchange rates	31	(108)
Ending balance	18,604	16,296
NET BOOK VALUE
Plant, equipment and mining properties	35,658	38,743
Mining properties [member]
COST
Beginning balance	12,962	12,482
Additions / Transfers	664	588
Disposals
Effect of movements in exchange rates	31	(108)
Ending balance	13,637	12,962
ACCUMULATED DEPLETION AND DEPRECIATION
Beginning balance	6,102	4,592
Additions / Transfers	1,952	1,549
Disposals
Effect of movements in exchange rates	12	(39)
Ending balance	8,066	6,102
NET BOOK VALUE
Plant, equipment and mining properties	5,571	6,860
Office equipment, furniture, and fixtures [member]
COST
Beginning balance	149	133
Additions / Transfers	381	17
Disposals	(6)
Effect of movements in exchange rates		(1)
Ending balance	524	149
ACCUMULATED DEPLETION AND DEPRECIATION
Beginning balance	65	48
Additions / Transfers	22	17
Disposals	(3)
Effect of movements in exchange rates
Ending balance	84	65
NET BOOK VALUE
Plant, equipment and mining properties	440	84
Computer equipment [Member]
COST
Beginning balance	358	283
Additions / Transfers	(6)	77
Disposals	(12)
Effect of movements in exchange rates	1	(2)
Ending balance	341	358
ACCUMULATED DEPLETION AND DEPRECIATION
Beginning balance	175	144
Additions / Transfers	49	32
Disposals	(11)
Effect of movements in exchange rates		(1)
Ending balance	213	175
NET BOOK VALUE
Plant, equipment and mining properties	128	183
Mine machinery and transportation equipment [Member]
COST
Beginning balance	17,257	16,377
Additions / Transfers	(648)	990
Disposals	(3,723)
Effect of movements in exchange rates	33	(110)
Ending balance	12,919	17,257
ACCUMULATED DEPLETION AND DEPRECIATION
Beginning balance	6,830	6,084
Additions / Transfers	51	799
Disposals	(2,040)
Effect of movements in exchange rates	13	(53)
Ending balance	4,854	6,830
NET BOOK VALUE
Plant, equipment and mining properties	8,065	10,427
Mill machinery and processing equipment [Member]
COST
Beginning balance	17,603	9,866
Additions / Transfers	148	7,856
Disposals	(231)	(33)
Effect of movements in exchange rates	34	(86)
Ending balance	17,554	17,603
ACCUMULATED DEPLETION AND DEPRECIATION
Beginning balance	2,416	1,139
Additions / Transfers	1,619	1,287
Disposals	(27)
Effect of movements in exchange rates	5	(10)
Ending balance	4,013	2,416
NET BOOK VALUE
Plant, equipment and mining properties	13,541	15,187
Buildings [member]
COST
Beginning balance	6,710	5,625
Additions / Transfers	2,770	1,134
Disposals	(206)
Effect of movements in exchange rates	13	(49)
Ending balance	9,287	6,710
ACCUMULATED DEPLETION AND DEPRECIATION
Beginning balance	708	601
Additions / Transfers	714	112
Disposals	(49)
Effect of movements in exchange rates	1	(5)
Ending balance	1,374	708
NET BOOK VALUE
Plant, equipment and mining properties	$ 7,913	$ 6,002